Liabilities Presented at Fair Value (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Disclosure of fair value measurement [text block] [Abstract]
Fair value of the warrants	$ 786
Due to maturity date	July 2022